AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

Portfolio of Investments

September 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 59.5%
Information Technology – 13.0%
Communications Equipment – 0.4%
Arista Networks, Inc.(a)	676	$124,337
Cisco Systems, Inc.	10,511	565,071
F5, Inc.(a)	156	25,138
Juniper Networks, Inc.	829	23,038
Motorola Solutions, Inc.	433	117,880
Nokia Oyj	13,801	51,893
Telefonaktiebolaget LM Ericsson - Class B(b)	7,553	36,796

		944,153

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. - Class A	1,536	129,009
Arrow Electronics, Inc.(a)	149	18,661
Azbil Corp.(b)	299	9,134
CDW Corp./DE	348	70,212
Cognex Corp.	445	18,886
Corning, Inc.	2,083	63,469
Halma PLC	979	23,066
Hamamatsu Photonics KK	349	14,677
Hexagon AB - Class B	5,355	45,575
Hirose Electric Co., Ltd.	89	10,295
Ibiden Co., Ltd.	241	12,783
Jabil, Inc.	338	42,889
Keyence Corp.	524	193,789
Keysight Technologies, Inc.(a)	460	60,863
Kyocera Corp.	859	43,549
Murata Manufacturing Co., Ltd.	4,551	83,020
Omron Corp.	453	20,159
Shimadzu Corp.	578	15,332
TDK Corp.	962	35,565
TE Connectivity Ltd.	813	100,430
Teledyne Technologies, Inc.(a)	122	49,847
Trimble, Inc.(a)	639	34,416
Yaskawa Electric Corp.(b)	607	21,859
Yokogawa Electric Corp.	534	10,306
Zebra Technologies Corp. - Class A(a)	133	31,458

		1,159,249

IT Services – 0.8%
Accenture PLC - Class A	1,627	499,668
Akamai Technologies, Inc.(a)	393	41,870
Bechtle AG	211	9,826
Capgemini SE	426	74,334
CGI, Inc.(a)	546	53,818
Cognizant Technology Solutions Corp. - Class A	1,309	88,672
EPAM Systems, Inc.(a)	150	38,353
Fujitsu Ltd.	451	53,043
Gartner, Inc.(a)	204	70,096
GoDaddy, Inc. - Class A(a)	378	28,153
International Business Machines Corp.	2,342	328,583
MongoDB, Inc.(a)	182	62,947
NEC Corp.	609	33,631
Nomura Research Institute Ltd.	954	24,796

Company	Shares	U.S. $ Value

NTT Data Corp.	1,622	$21,705
Obic Co., Ltd.	221	33,486
Okta, Inc.(a)	400	32,604
Otsuka Corp.	230	9,731
SCSK Corp.	392	6,834
Shopify, Inc. - Class A(a)	3,094	168,886
Snowflake, Inc. - Class A(a)	673	102,814
TIS, Inc.	494	10,863
Twilio, Inc. - Class A(a)	443	25,929
VeriSign, Inc.(a)	242	49,012
Wix.com Ltd.(a)	139	12,760

		1,882,414

Semiconductors & Semiconductor Equipment – 3.5%
Advanced Micro Devices, Inc.(a)	4,154	427,114
Advantest Corp.(b)	1,908	53,221
Analog Devices, Inc.	1,288	225,516
Applied Materials, Inc.	2,166	299,883
ASM International NV(b)	122	50,946
ASML Holding NV	1,040	612,300
BE Semiconductor Industries NV(b)	199	19,463
Broadcom, Inc.	1,065	884,568
Disco Corp.	268	49,515
Enphase Energy, Inc.(a)	354	42,533
Entegris, Inc.	386	36,249
First Solar, Inc.(a)	262	42,337
Infineon Technologies AG	3,368	111,551
Intel Corp.	10,758	382,447
KLA Corp.	354	162,366
Lam Research Corp.	347	217,489
Lasertec Corp.(b)	271	42,144
Lattice Semiconductor Corp.(a)	355	30,505
Marvell Technology, Inc.	2,218	120,060
Microchip Technology, Inc.	1,404	109,582
Micron Technology, Inc.	2,825	192,185
Monolithic Power Systems, Inc.	117	54,054
NVIDIA Corp.	6,371	2,771,321
NXP Semiconductors NV	670	133,946
ON Semiconductor Corp.(a)	1,114	103,546
Qorvo, Inc.(a)	255	24,345
QUALCOMM, Inc.	2,874	319,186
Renesas Electronics Corp.(a)	3,217	49,140
Rohm Co., Ltd.	1,116	20,980
Skyworks Solutions, Inc.	411	40,521
SolarEdge Technologies, Inc.(a)	146	18,908
STMicroelectronics NV	1,763	76,026
SUMCO Corp.	834	10,853
Teradyne, Inc.	400	40,184
Texas Instruments, Inc.	2,341	372,242
Tokyo Electron Ltd.(b)	1,290	176,204
Wolfspeed, Inc.(a) (b)	321	12,230

		8,335,660

Company	Shares	U.S. $ Value

Software – 4.6%
Adobe, Inc.(a)	1,176	$599,642
ANSYS, Inc.(a)	224	66,651
Aspen Technology, Inc.(a)	76	15,524
Atlassian Corp., Ltd. - Class A(a)	392	78,992
Autodesk, Inc.(a)	552	114,214
Bentley Systems, Inc. - Class B	545	27,337
BILL Holdings, Inc.(a)	247	26,817
Cadence Design Systems, Inc.(a)	704	164,947
Check Point Software Technologies Ltd.(a)	242	32,254
Cloudflare, Inc. - Class A(a)	709	44,695
Coinbase Global, Inc. - Class A(a)	434	32,585
Confluent, Inc. - Class A(a)	422	12,495
Constellation Software, Inc./Canada(b)	52	107,353
Crowdstrike Holdings, Inc. - Class A(a)	578	96,746
CyberArk Software Ltd.(a)	108	17,687
Dassault Systemes SE	1,728	64,182
Datadog, Inc. - Class A(a)	650	59,209
Descartes Systems Group, Inc. (The)(a)	219	16,074
DocuSign, Inc.(a)	522	21,924
Dropbox, Inc. - Class A(a)	669	18,217
Fair Isaac Corp.(a)	65	56,454
Fortinet, Inc.(a)	1,721	100,988
Gen Digital, Inc.	1,487	26,290
HubSpot, Inc.(a)	122	60,085
Intuit, Inc.	723	369,410
Manhattan Associates, Inc.(a)	160	31,626
Microsoft Corp.	18,220	5,752,965
Monday.com Ltd.(a)	56	8,916
Nemetschek SE	149	9,068
Nice Ltd.(a)	164	27,972
Open Text Corp.	698	24,497
Oracle Corp.	4,201	444,970
Oracle Corp./Japan	142	10,519
Palantir Technologies, Inc. - Class A(a)	4,674	74,784
Palo Alto Networks, Inc.(a)	789	184,973
PTC, Inc.(a)	290	41,087
Roper Technologies, Inc.	275	133,177
Sage Group PLC (The)	2,644	31,818
Salesforce, Inc.(a)	2,513	509,586
SAP SE	2,694	348,717
ServiceNow, Inc.(a)	526	294,013
Splunk, Inc.(a)	406	59,378
Synopsys, Inc.(a)	393	180,375
Temenos AG (REG)	165	11,540
Trend Micro, Inc./Japan	289	10,940
Tyler Technologies, Inc.(a)	109	42,089
UiPath, Inc. - Class A(a)	926	15,844
Unity Software, Inc.(a)	586	18,395
VMware, Inc. - Class A(a)	605	100,720
WiseTech Global Ltd.(b)	428	17,766

Company	Shares	U.S. $ Value

Workday, Inc. - Class A(a)	532	$114,300
Xero Ltd.(a)	371	26,682
Zoom Video Communications, Inc. - Class A(a)	615	43,013
Zscaler, Inc.(a)	226	35,163

		10,835,665

Technology Hardware, Storage & Peripherals – 3.2%
Apple, Inc.	40,570	6,945,990
Brother Industries Ltd.	585	9,423
Canon, Inc.(b)	2,511	60,486
Dell Technologies, Inc. - Class C	660	45,474
FUJIFILM Holdings Corp.	909	52,586
Hewlett Packard Enterprise Co.	3,331	57,859
HP, Inc.	2,288	58,802
Logitech International SA (REG)	424	29,170
NetApp, Inc.	548	41,582
Ricoh Co., Ltd.	1,372	11,838
Seagate Technology Holdings PLC	481	31,722
Seiko Epson Corp.(b)	692	10,868
Super Micro Computer, Inc.(a)	122	33,455
Western Digital Corp.(a)	825	37,645

		7,426,900

		30,584,041

Financials – 8.9%
Banks – 3.3%
ABN AMRO Bank NV(c)	1,041	14,712
AIB Group PLC	3,715	16,651
ANZ Group Holdings Ltd.	7,751	127,129
Banco Bilbao Vizcaya Argentaria SA	15,387	124,526
Banco Santander SA	41,744	158,964
Bank Hapoalim BM	3,276	29,188
Bank Leumi Le-Israel BM	3,959	32,804
Bank of America Corp.	18,499	506,503
Bank of Ireland Group PLC	2,725	26,639
Bank of Montreal	1,840	155,220
Bank of Nova Scotia (The)(b)	3,074	137,784
Banque Cantonale Vaudoise (REG)(b)	78	8,162
Barclays PLC	40,123	77,334
BNP Paribas SA	2,706	172,064
BOC Hong Kong Holdings Ltd.	9,031	24,653
CaixaBank SA	10,642	42,398
Canadian Imperial Bank of Commerce	2,337	90,211
Chiba Bank Ltd. (The)	1,314	9,546
Citigroup, Inc.	5,021	206,514
Citizens Financial Group, Inc.	1,248	33,446
Commerzbank AG	2,745	31,154
Commonwealth Bank of Australia	4,323	276,136
Concordia Financial Group Ltd.(b)	2,721	12,396
Credit Agricole SA	3,121	38,372
Danske Bank A/S	1,779	41,283
DBS Group Holdings Ltd.	4,175	102,537
DNB Bank ASA	2,387	47,959
Erste Group Bank AG	887	30,634
Fifth Third Bancorp	1,755	44,454
FinecoBank Banca Fineco SpA(b)	1,575	19,019

Company	Shares	U.S. $ Value

First Citizens BancShares, Inc./NC - Class A	28	$38,643
First Horizon Corp.	1,369	15,086
Hang Seng Bank Ltd.	1,305	16,192
HSBC Holdings PLC	50,987	398,993
Huntington Bancshares, Inc./OH	3,723	38,719
ING Groep NV	9,335	123,036
Intesa Sanpaolo SpA	40,084	102,664
Israel Discount Bank Ltd. - Class A	3,190	17,290
Japan Post Bank Co., Ltd.	3,718	32,353
JPMorgan Chase & Co.	7,538	1,093,161
KBC Group NV	646	40,218
KeyCorp	2,412	25,953
Lloyds Banking Group PLC	166,114	89,269
M&T Bank Corp.	428	54,121
Mediobanca Banca di Credito Finanziario SpA	1,423	18,761
Mitsubishi UFJ Financial Group, Inc.	29,387	249,030
Mizrahi Tefahot Bank Ltd.	398	14,453
Mizuho Financial Group, Inc.	6,154	104,482
National Australia Bank Ltd.(b)	8,097	150,315
National Bank of Canada(b)	872	57,928
NatWest Group PLC	14,991	42,883
Nordea Bank Abp (Stockholm)	8,309	91,098
Oversea-Chinese Banking Corp., Ltd.	8,327	77,875
PNC Financial Services Group, Inc. (The)	1,030	126,453
Regions Financial Corp.	2,420	41,624
Resona Holdings, Inc.	5,422	29,979
Royal Bank of Canada	3,575	312,426
Shizuoka Financial Group, Inc.	1,194	9,730
Skandinaviska Enskilda Banken AB - Class A	4,093	48,796
Societe Generale SA	1,876	45,395
Standard Chartered PLC	6,117	56,261
Sumitomo Mitsui Financial Group, Inc.	3,233	158,824
Sumitomo Mitsui Trust Holdings, Inc.	817	30,758
Svenska Handelsbanken AB - Class A	3,762	33,474
Swedbank AB - Class A	2,189	40,237
Toronto-Dominion Bank (The)(b)	4,742	285,690
Truist Financial Corp.	3,435	98,275
UniCredit SpA	4,755	113,294
United Overseas Bank Ltd.	2,692	56,069
US Bancorp	3,954	130,719
Webster Financial Corp.	450	18,140
Wells Fargo & Co.	9,460	386,536
Westpac Banking Corp.	9,051	122,347

		7,675,942

Capital Markets – 1.7%
3i Group PLC	2,510	63,178
Abrdn PLC	5,024	9,492
Ameriprise Financial, Inc.	269	88,684
Amundi SA(c)	158	8,874
Ares Management Corp. - Class A	415	42,691
ASX Ltd.	499	18,252
Bank of New York Mellon Corp. (The)	2,009	85,684
BlackRock, Inc.	387	250,192
Blackstone, Inc.	1,821	195,102
Brookfield Asset Management Ltd. - Class A (Canada)	904	30,123
Brookfield Corp. (Canada)(b)	3,631	113,535
Carlyle Group, Inc. (The)	560	16,890

Company	Shares	U.S. $ Value

Cboe Global Markets, Inc.	273	$42,645
Charles Schwab Corp. (The)	3,879	212,957
CME Group, Inc.	928	185,804
Daiwa Securities Group, Inc.(b)	3,363	19,393
Deutsche Bank AG (REG)	4,999	54,940
Deutsche Boerse AG	490	84,621
EQT AB(b)	917	18,068
Euronext NV(c)	221	15,373
FactSet Research Systems, Inc.	99	43,289
Franklin Resources, Inc.	775	19,049
Futu Holdings Ltd. (ADR)(a) (b)	150	8,672
Goldman Sachs Group, Inc. (The)	858	277,623
Hargreaves Lansdown PLC	917	8,624
Hong Kong Exchanges & Clearing Ltd.	2,601	96,530
IGM Financial, Inc.(b)	214	5,428
Intercontinental Exchange, Inc.	1,437	158,099
Invesco Ltd.	886	12,865
Japan Exchange Group, Inc.(b)	1,288	23,862
Julius Baer Group Ltd.	531	33,988
KKR & Co., Inc.	1,558	95,973
London Stock Exchange Group PLC	1,031	103,333
LPL Financial Holdings, Inc.	201	47,768
Macquarie Group Ltd.	947	101,412
MarketAxess Holdings, Inc.	98	20,937
Moody’s Corp.	426	134,688
Morgan Stanley	3,231	263,876
MSCI, Inc.	207	106,208
Nasdaq, Inc.	886	43,051
Nomura Holdings, Inc.	7,721	30,918
Northern Trust Corp.	537	37,311
Onex Corp.	177	10,403
Partners Group Holding AG	59	66,233
Raymond James Financial, Inc.	519	52,123
Robinhood Markets, Inc. - Class A(a)	1,100	10,791
S&P Global, Inc.	846	309,137
SBI Holdings, Inc.(b)	595	12,522
Schroders PLC	2,079	10,273
SEI Investments Co.	292	17,587
Singapore Exchange Ltd.	1,635	11,631
St. James’s Place PLC	1,414	14,266
State Street Corp.	862	57,720
T. Rowe Price Group, Inc.	579	60,720
TMX Group Ltd.	718	15,430
Tradeweb Markets, Inc. - Class A	281	22,536
UBS Group AG (REG)	8,483	208,955

		4,110,329

Consumer Finance – 0.2%
Ally Financial, Inc.	698	18,622
American Express Co.	1,630	243,180
Capital One Financial Corp.	985	95,594
Discover Financial Services	655	56,743
Synchrony Financial	1,105	33,780

		447,919

Company	Shares	U.S. $ Value

Financial Services – 1.8%
Adyen NV(a) (b) (c)	56	$41,520
Apollo Global Management, Inc.	1,025	92,004
Berkshire Hathaway, Inc. - Class B(a)	3,343	1,171,053
Block, Inc.(a)	1,404	62,141
Edenred SE	644	40,286
Element Fleet Management Corp.(b)	1,006	14,435
Equitable Holdings, Inc.	918	26,062
Eurazeo SE	112	6,665
EXOR NV(b)	280	24,766
Fidelity National Information Services, Inc.	1,528	84,453
Fiserv, Inc.(a)	1,593	179,945
FleetCor Technologies, Inc.(a)	181	46,216
Global Payments, Inc.	676	78,004
GMO Payment Gateway, Inc.	64	3,492
Groupe Bruxelles Lambert NV(b)	246	18,305
Industrivarden AB - Class A	335	8,834
Industrivarden AB - Class C(b)	398	10,488
Investor AB - Class B	4,464	85,461
Jack Henry & Associates, Inc.	188	28,414
L E Lundbergforetagen AB - Class B(b)	196	8,172
M&G PLC	5,785	13,860
Mastercard, Inc. - Class A	2,183	864,271
Mitsubishi HC Capital, Inc.(b)	2,023	13,479
Nexi SpA(a) (c)	1,523	9,280
Nuvei Corp.(b) (c)	162	2,430
ORIX Corp.	2,931	54,729
PayPal Holdings, Inc.(a)	2,734	159,830
Sofina SA(b)	40	8,085
Toast, Inc. - Class A(a) (b)	797	14,928
Visa, Inc. - Class A	4,174	960,062
Wendel SE	69	5,454
Wise PLC - Class A(a)	1,585	13,218
Worldline SA/France(a) (c)	619	17,376

		4,167,718

Insurance – 1.9%
Admiral Group PLC	547	15,808
Aegon NV(b)	4,352	20,975
Aflac, Inc.	1,481	113,667
Ageas SA/NV	412	16,969
AIA Group Ltd.	29,637	239,679
Allianz SE (REG)	1,041	247,733
Allstate Corp. (The)	678	75,536
American Financial Group, Inc./OH	187	20,882
American International Group, Inc.	1,867	113,140
Aon PLC - Class A	527	170,864
Arch Capital Group Ltd.(a)	961	76,601
Arthur J Gallagher & Co.	553	126,045
ASR Nederland NV	412	15,416
Assicurazioni Generali SpA	2,614	53,358
Assurant, Inc.	137	19,670
Aviva PLC	7,062	33,426
AXA SA	4,733	140,423
Baloise Holding AG (REG)	118	17,084
Brown & Brown, Inc.	622	43,441
Chubb Ltd.	1,069	222,544

Company	Shares	U.S. $ Value

Cincinnati Financial Corp.	406	$41,530
Dai-ichi Life Holdings, Inc.	2,413	49,815
Erie Indemnity Co. - Class A(b)	66	19,390
Everest Re Group Ltd.	111	41,255
Fairfax Financial Holdings Ltd.	56	45,714
Fidelity National Financial, Inc.	667	27,547
Gjensidige Forsikring ASA	515	7,557
Globe Life, Inc.	234	25,443
Great-West Lifeco, Inc.	720	20,599
Hannover Rueck SE	156	34,229
Hartford Financial Services Group, Inc. (The)	800	56,728
Helvetia Holding AG (REG)	96	13,410
iA Financial Corp., Inc.	265	16,623
Insurance Australia Group Ltd.	6,295	22,835
Intact Financial Corp.	452	65,897
Japan Post Holdings Co., Ltd.	5,767	46,137
Japan Post Insurance Co., Ltd.	492	8,275
Legal & General Group PLC	15,418	41,603
Loews Corp.	500	31,655
Manulife Financial Corp.	4,744	86,690
Markel Group, Inc.(a)	33	48,592
Marsh & McLennan Cos., Inc.	1,276	242,823
Medibank Pvt Ltd.	7,103	15,677
MetLife, Inc.	1,679	105,626
MS&AD Insurance Group Holdings, Inc.(b)	1,092	39,961
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	352	137,087
NN Group NV(b)	647	20,742
Phoenix Group Holdings PLC	1,936	11,346
Poste Italiane SpA(c)	1,347	14,145
Power Corp. of Canada(b)	1,492	37,985
Principal Financial Group, Inc.	626	45,116
Progressive Corp. (The)	1,510	210,343
Prudential Financial, Inc.	942	89,386
Prudential PLC	7,101	76,331
QBE Insurance Group Ltd.	3,848	38,546
Sampo Oyj - Class A	1,186	51,273
Sompo Holdings, Inc.	722	30,943
Sun Life Financial, Inc.	1,513	73,820
Suncorp Group Ltd.	3,266	29,099
Swiss Life Holding AG (REG)	77	47,908
Swiss Re AG	778	79,901
T&D Holdings, Inc.(b)	1,196	19,668
Talanx AG(a)	163	10,316
Tokio Marine Holdings, Inc.	4,612	106,785
Travelers Cos., Inc. (The)	596	97,333
Tryg A/S	900	16,469
Willis Towers Watson PLC	275	57,464
WR Berkley Corp.	538	34,158
Zurich Insurance Group AG	389	177,989

		4,453,025

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
Annaly Capital Management, Inc.	1,273	23,945

		20,878,878

Company	Shares	U.S. $ Value

Health Care – 7.6%
Biotechnology – 1.1%
AbbVie, Inc.	4,551	$678,372
Alnylam Pharmaceuticals, Inc.(a)	322	57,026
Amgen, Inc.	1,379	370,620
Argenx SE(a)	145	70,611
Biogen, Inc.(a)	374	96,122
BioMarin Pharmaceutical, Inc.(a)	484	42,824
CSL Ltd.	1,245	200,573
Exact Sciences Corp.(a)	465	31,722
Genmab A/S(a)	171	60,543
Gilead Sciences, Inc.	3,217	241,082
Grifols SA(a) (b)	769	9,960
Horizon Therapeutics PLC(a)	561	64,902
Incyte Corp.(a)	489	28,250
Moderna, Inc.(a)	836	86,350
Neurocrine Biosciences, Inc.(a)	252	28,350
Regeneron Pharmaceuticals, Inc.(a)	279	229,606
Seagen, Inc.(a)	363	77,011
Swedish Orphan Biovitrum AB(a)	499	10,196
United Therapeutics Corp.(a)	121	27,330
Vertex Pharmaceuticals, Inc.(a)	665	231,247

		2,642,697

Health Care Equipment & Supplies – 1.4%
Abbott Laboratories	4,486	434,469
Alcon, Inc.	1,289	99,469
Align Technology, Inc.(a)	188	57,400
Asahi Intecc Co., Ltd.(b)	541	9,699
Avantor, Inc.(a)	1,741	36,700
Baxter International, Inc.	1,304	49,213
Becton Dickinson & Co.	733	189,503
BioMerieux	107	10,351
Boston Scientific Corp.(a)	3,708	195,782
Carl Zeiss Meditec AG	104	9,066
Cochlear Ltd.	170	27,843
Coloplast A/S - Class B	307	32,486
Cooper Cos., Inc. (The)	128	40,705
Demant A/S(a)	260	10,736
DENTSPLY SIRONA, Inc.	548	18,720
Dexcom, Inc.(a)	1,000	93,300
DiaSorin SpA(b)	58	5,282
Edwards Lifesciences Corp.(a)	1,564	108,354
EssilorLuxottica SA	761	132,373
Fisher & Paykel Healthcare Corp., Ltd.	1,494	19,262
GE Healthcare, Inc.(a)	1,056	71,850
Getinge AB - Class B	589	10,350
Hologic, Inc.(a)	635	44,069
Hoya Corp.	948	97,092
IDEXX Laboratories, Inc.(a)	215	94,013
Insulet Corp.(a)	180	28,708
Intuitive Surgical, Inc.(a)	904	264,230
Koninklijke Philips NV(a) (b)	2,395	47,786

Company	Shares	U.S. $ Value

Medtronic PLC	3,432	$268,932
Olympus Corp.	3,180	41,287
ResMed, Inc.	379	56,043
Siemens Healthineers AG(c)	727	36,773
Smith & Nephew PLC	2,252	27,949
Sonova Holding AG (REG)	134	31,715
STERIS PLC	255	55,952
Straumann Holding AG (REG)	288	36,656
Stryker Corp.	882	241,024
Sysmex Corp.	391	18,579
Teleflex, Inc.	122	23,962
Terumo Corp.	1,651	43,703
Zimmer Biomet Holdings, Inc.	539	60,487

		3,181,873

Health Care Providers & Services – 1.2%
Amplifon SpA(b)	321	9,502
Cardinal Health, Inc.	657	57,041
Cencora, Inc.	442	79,547
Centene Corp.(a)	1,415	97,465
Cigna Group (The)	764	218,557
CVS Health Corp.	3,307	230,895
DaVita, Inc.(a)	141	13,329
EBOS Group Ltd.	395	8,092
Elevance Health, Inc.	612	266,477
Fresenius Medical Care AG & Co. KGaA	530	22,786
Fresenius SE & Co. KGaA	1,089	33,825
HCA Healthcare, Inc.	533	131,107
Henry Schein, Inc.(a)	338	25,097
Humana, Inc.	323	157,146
Laboratory Corp. of America Holdings	229	46,040
McKesson Corp.	350	152,197
Molina Healthcare, Inc.(a)	151	49,511
Quest Diagnostics, Inc.	289	35,218
Ramsay Health Care Ltd.(b)	472	15,666
Sonic Healthcare Ltd.	1,153	22,016
UnitedHealth Group, Inc.	2,402	1,211,064
Universal Health Services, Inc. - Class B	163	20,494

		2,903,072

Health Care Technology – 0.0%
M3, Inc.	1,130	20,497
Veeva Systems, Inc. - Class A(a)	376	76,497

		96,994

Life Sciences Tools & Services – 0.7%
Agilent Technologies, Inc.	762	85,207
Bachem Holding AG (REG)(b)	87	6,417
Bio-Rad Laboratories, Inc. - Class A(a)	57	20,432
Bio-Techne Corp.	406	27,637
Charles River Laboratories International, Inc.(a)	132	25,869
Danaher Corp.	1,809	448,813
Eurofins Scientific SE	348	19,612
Illumina, Inc.(a)	408	56,010
IQVIA Holdings, Inc.(a)	479	94,243
Lonza Group AG (REG)	193	89,272

Company	Shares	U.S. $ Value

Mettler-Toledo International, Inc.(a)	57	$63,160
QIAGEN NV(a)	588	23,726
Repligen Corp.(a)	137	21,784
Revvity, Inc.	324	35,867
Sartorius AG	68	23,031
Sartorius Stedim Biotech	72	17,129
Thermo Fisher Scientific, Inc.	995	503,639
Waters Corp.(a)	153	41,954
West Pharmaceutical Services, Inc.	192	72,040

		1,675,842

Pharmaceuticals – 3.2%
Astellas Pharma, Inc.	4,585	63,464
AstraZeneca PLC	3,998	539,268
Bayer AG (REG)	2,534	121,694
Bristol-Myers Squibb Co.	5,419	314,519
Catalent, Inc.(a)	465	21,171
Chugai Pharmaceutical Co., Ltd.	1,683	51,894
Daiichi Sankyo Co., Ltd.	4,758	130,261
Eisai Co., Ltd.	645	35,748
Eli Lilly & Co.	2,082	1,118,305
GSK PLC	10,562	191,107
Hikma Pharmaceuticals PLC	427	10,843
Ipsen SA	98	12,840
Jazz Pharmaceuticals PLC(a)	166	21,487
Johnson & Johnson	6,211	967,363
Kyowa Kirin Co., Ltd.	605	10,519
Merck & Co., Inc.	6,545	673,808
Merck KGaA	334	55,680
Novartis AG (REG)	5,287	539,954
Novo Nordisk A/S - Class B	8,418	766,469
Ono Pharmaceutical Co., Ltd.	994	19,063
Orion Oyj - Class B	277	10,882
Otsuka Holdings Co., Ltd.	978	34,724
Pfizer, Inc.	14,561	482,988
Recordati Industria Chimica e Farmaceutica SpA(b)	270	12,724
Roche Holding AG (BR)	83	24,384
Roche Holding AG (Genusschein)	1,813	494,951
Royalty Pharma PLC - Class A	982	26,652
Sanofi	2,931	314,717
Shionogi & Co., Ltd.	659	29,394
Takeda Pharmaceutical Co., Ltd.(b)	4,043	125,319
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	2,889	29,468
UCB SA	326	26,702
Viatris, Inc.	3,092	30,487
Zoetis, Inc.	1,192	207,384

		7,516,233

		18,016,711

Consumer Discretionary – 6.5%
Automobile Components – 0.2%
Aisin Corp.	343	12,960
Aptiv PLC(a)	730	71,971
BorgWarner, Inc.	604	24,383

Company	Shares	U.S. $ Value

Bridgestone Corp.	1,468	$57,205
Cie Generale des Etablissements Michelin SCA	1,749	53,532
Continental AG	284	19,954
Denso Corp.(b)	4,640	74,453
Koito Manufacturing Co., Ltd.	462	6,967
Lear Corp.	153	20,533
Magna International, Inc.(b)	701	37,567
Sumitomo Electric Industries Ltd.	1,819	21,913
Valeo SE	533	9,146

		410,584

Automobiles – 1.5%
Bayerische Motoren Werke AG	777	78,918
Bayerische Motoren Werke AG (Preference Shares)	149	13,869
Dr Ing hc F Porsche AG (Preference Shares)(c)	294	27,585
Ferrari NV	326	96,100
Ford Motor Co.	10,136	125,889
General Motors Co.	3,585	118,197
Honda Motor Co., Ltd.	11,769	132,398
Isuzu Motors Ltd.	1,412	17,751
Lucid Group, Inc.(a) (b)	2,345	13,108
Mazda Motor Corp.	1,465	16,634
Mercedes-Benz Group AG	2,070	144,065
Nissan Motor Co., Ltd.(b)	5,979	26,387
Porsche Automobil Holding SE (Preference Shares)	395	19,430
Renault SA	496	20,295
Rivian Automotive, Inc. - Class A(a) (b)	1,681	40,815
Stellantis NV (Italy)	5,706	109,261
Subaru Corp.	1,581	30,742
Suzuki Motor Corp.	881	35,435
Tesla, Inc.(a)	7,358	1,841,119
Toyota Motor Corp.(b)	27,270	489,233
Volkswagen AG	76	9,981
Volkswagen AG (Preference Shares)	532	61,126
Volvo Car AB - Class B(a)	1,537	6,217
Yamaha Motor Co., Ltd.(b)	695	18,269

		3,492,824

Broadline Retail – 1.6%
Amazon.com, Inc.(a)	23,819	3,027,871
Canadian Tire Corp., Ltd. - Class A(b)	136	14,624
Cie Financiere Richemont SA (REG)	1,347	164,042
Dollarama, Inc.	731	50,364
eBay, Inc.	1,379	60,800
Etsy, Inc.(a)	318	20,537
Global-e Online Ltd.(a)	233	9,259
MercadoLibre, Inc.(a)	117	148,342
Next PLC	311	27,583
Pan Pacific International Holdings Corp.	971	20,378
Prosus NV(a)	3,942	116,155
Rakuten Group, Inc.	3,813	15,667
Wesfarmers Ltd.	2,926	99,028

		3,774,650

Company	Shares	U.S. $ Value

Distributors – 0.1%
D’ieteren Group	56	$9,441
Genuine Parts Co.	363	52,410
LKQ Corp.	689	34,113
Pool Corp.	101	35,966

		131,930

Diversified Consumer Services – 0.0%
IDP Education Ltd.	646	8,841
Pearson PLC	1,662	17,535

		26,376

Hotels, Restaurants & Leisure – 1.2%
Accor SA	478	16,077
Airbnb, Inc. - Class A(a)	1,064	145,991
Amadeus IT Group SA	1,162	70,188
Aramark	638	22,139
Aristocrat Leisure Ltd.	1,517	39,634
Booking Holdings, Inc.(a)	96	296,059
Caesars Entertainment, Inc.(a)	555	25,724
Carnival Corp.(a)	2,598	35,645
Chipotle Mexican Grill, Inc.(a)	72	131,892
Compass Group PLC	4,471	108,831
Darden Restaurants, Inc.	312	44,685
Delivery Hero SE(a) (c)	452	12,906
Domino’s Pizza, Inc.	92	34,849
DoorDash, Inc. - Class A(a)	652	51,814
DraftKings, Inc. - Class A(a)	1,073	31,589
Entain PLC	1,647	18,680
Evolution AB(c)	473	47,730
Expedia Group, Inc.(a)	368	37,930
Flutter Entertainment PLC(a)	456	74,387
Galaxy Entertainment Group Ltd.	5,343	31,971
Genting Singapore Ltd.	14,869	9,179
Hilton Worldwide Holdings, Inc.	683	102,573
Hyatt Hotels Corp. - Class A(b)	121	12,836
InterContinental Hotels Group PLC	434	32,096
La Francaise des Jeux SAEM(c)	271	8,802
Las Vegas Sands Corp.	887	40,660
Lottery Corp., Ltd. (The)	5,741	17,349
Marriott International, Inc./MD - Class A	665	130,712
McDonald’s Corp.	1,884	496,321
McDonald’s Holdings Co. Japan Ltd.(b)	192	7,336
MGM Resorts International(a)	750	27,570
Oriental Land Co., Ltd./Japan	2,805	92,026
Restaurant Brands International, Inc.(b)	763	50,811
Royal Caribbean Cruises Ltd.(a)	594	54,731
Sands China Ltd.(a)	6,020	18,307
Sodexo SA	227	23,369
Starbucks Corp.	2,957	269,885
Vail Resorts, Inc.	104	23,077
Whitbread PLC	510	21,467
Wynn Resorts Ltd.	264	24,396
Yum! Brands, Inc.	723	90,332
Zensho Holdings Co., Ltd.	200	8,685

		2,841,241

Company	Shares	U.S. $ Value

Household Durables – 0.3%
Barratt Developments PLC	2,513	$13,474
Berkeley Group Holdings PLC	274	13,684
DR Horton, Inc.	792	85,116
Garmin Ltd.	395	41,554
Iida Group Holdings Co., Ltd.	311	5,161
Lennar Corp. - Class A	652	73,174
Mohawk Industries, Inc.(a)	140	12,013
NVR, Inc.(a)	9	53,670
Open House Group Co., Ltd.	200	6,782
Panasonic Holdings Corp.	5,671	64,013
Persimmon PLC	823	10,778
PulteGroup, Inc.	576	42,653
SEB SA	64	5,970
Sekisui Chemical Co., Ltd.	983	14,142
Sekisui House Ltd.	1,489	29,633
Sharp Corp./Japan(a) (b)	597	3,717
Sony Group Corp.	3,234	264,462
Taylor Wimpey PLC	9,110	12,993
Whirlpool Corp.	142	18,985

		771,974

Leisure Products – 0.0%
Bandai Namco Holdings, Inc.	1,537	31,263
BRP, Inc.(b)	94	7,115
Hasbro, Inc.	340	22,488
Shimano, Inc.	260	34,799
Yamaha Corp.(b)	294	8,030

		103,695

Specialty Retail – 1.0%
AutoZone, Inc.(a)	47	119,380
Bath & Body Works, Inc.	561	18,962
Best Buy Co., Inc.	507	35,221
Burlington Stores, Inc.(a)	168	22,730
CarMax, Inc.(a)	408	28,858
Chewy, Inc. - Class A(a)	299	5,460
Dick’s Sporting Goods, Inc.	162	17,590
Dufry AG (REG)(a)	249	9,453
Dynatrace, Inc.(a)	643	30,047
Fast Retailing Co., Ltd.	457	99,542
H & M Hennes & Mauritz AB - Class B	1,665	23,610
Home Depot, Inc. (The)	2,594	783,803
Industria de Diseno Textil SA	2,813	104,677
JD Sports Fashion PLC	6,684	12,142
Kingfisher PLC	4,913	13,337
Lowe’s Cos., Inc.	1,512	314,254
Nitori Holdings Co., Ltd.	213	23,749
O’Reilly Automotive, Inc.(a)	157	142,691
Ross Stores, Inc.	876	98,944
TJX Cos., Inc. (The)	2,964	263,440
Tractor Supply Co.	283	57,463
Ulta Beauty, Inc.(a)	129	51,529

Company	Shares	U.S. $ Value

USS Co., Ltd.	453	$7,489
Zalando SE(a) (c)	577	12,820
ZOZO, Inc.(b)	271	4,962

		2,302,153

Textiles, Apparel & Luxury Goods – 0.6%
adidas AG	418	73,321
Burberry Group PLC	972	22,526
Deckers Outdoor Corp.(a)	68	34,958
Gildan Activewear, Inc.	459	12,865
Hermes International SCA	82	149,472
Kering SA	192	87,238
Lululemon Athletica, Inc.(a)	299	115,297
LVMH Moet Hennessy Louis Vuitton SE	713	538,194
Moncler SpA	531	30,774
NIKE, Inc. - Class B	3,168	302,924
Pandora A/S	218	22,496
Puma SE	272	16,818
Swatch Group AG (The)	75	19,209
Swatch Group AG (The) (REG)	136	6,642
VF Corp.(b)	852	15,055

		1,447,789

		15,303,216

Industrials – 6.4%
Aerospace & Defense – 0.9%
Airbus SE	1,529	204,654
Axon Enterprise, Inc.(a)	181	36,017
BAE Systems PLC	7,862	95,538
Boeing Co. (The)(a)	1,474	282,536
CAE, Inc.(a)	820	19,144
Dassault Aviation SA	54	10,171
Elbit Systems Ltd.	69	13,676
General Dynamics Corp.	602	133,024
HEICO Corp.	113	18,298
HEICO Corp. - Class A	191	24,681
Howmet Aerospace, Inc.	1,013	46,851
Huntington Ingalls Industries, Inc.	103	21,072
Kongsberg Gruppen ASA	227	9,355
L3Harris Technologies, Inc.	486	84,622
Lockheed Martin Corp.	588	240,469
Melrose Industries PLC	3,485	19,866
MTU Aero Engines AG	139	25,174
Northrop Grumman Corp.	373	164,191
Rheinmetall AG	113	29,069
Rolls-Royce Holdings PLC(a)	21,709	58,167
RTX Corp.	3,769	271,255
Saab AB - Class B	206	10,485
Safran SA	882	138,218
Singapore Technologies Engineering Ltd.	3,908	11,153
Textron, Inc.	520	40,633
Thales SA	271	38,087
TransDigm Group, Inc.(a)	142	119,724

		2,166,130

Company	Shares	U.S. $ Value

Air Freight & Logistics – 0.3%
CH Robinson Worldwide, Inc.	301	$25,925
Deutsche Post AG (REG)	2,557	103,752
DSV A/S	480	89,443
Expeditors International of Washington, Inc.	394	45,164
FedEx Corp.	616	163,191
Nippon Express Holdings, Inc.	141	7,357
SG Holdings Co., Ltd.	752	9,627
United Parcel Service, Inc. - Class B	1,870	291,477
Yamato Holdings Co., Ltd.	596	9,701

		745,637

Building Products – 0.4%
A O Smith Corp.	321	21,228
AGC, Inc.	422	14,790
Allegion PLC	227	23,653
Assa Abloy AB - Class B	2,585	56,168
Builders FirstSource, Inc.(a)	331	41,206
Carlisle Cos., Inc.	132	34,222
Carrier Global Corp.	2,153	118,846
Cie de Saint-Gobain SA	1,193	71,401
Daikin Industries Ltd.(b)	719	112,719
Fortune Brands Innovations, Inc.	327	20,326
Geberit AG (REG)	87	43,385
Johnson Controls International PLC	1,770	94,182
Kingspan Group PLC	399	29,799
Lennox International, Inc.	83	31,079
Lixil Corp.(b)	672	7,810
Masco Corp.	581	31,054
Nibe Industrier AB - Class B(b)	3,908	25,550
Otis Worldwide Corp.	1,066	85,610
Owens Corning	233	31,784
ROCKWOOL A/S - Class B	24	5,800
TOTO Ltd.(b)	261	6,735
Trane Technologies PLC	589	119,514
Xinyi Glass Holdings Ltd.	4,186	5,394

		1,032,255

Commercial Services & Supplies – 0.3%
Brambles Ltd.	3,583	32,915
Cintas Corp.	237	113,999
Copart, Inc.(a)	2,216	95,487
Dai Nippon Printing Co., Ltd.	466	12,125
GFL Environmental, Inc.(b)	599	19,021
RB Global, Inc.(b)	469	29,364
Rentokil Initial PLC	6,500	48,260
Republic Services, Inc.	571	81,373
Rollins, Inc.	635	23,705
Secom Co., Ltd.	570	38,669
Securitas AB - Class B	1,268	10,026
TOPPAN Holdings, Inc.	536	12,822
Waste Connections, Inc.	665	89,310
Waste Management, Inc.	1,050	160,062

		767,138

Company	Shares	U.S. $ Value

Construction & Engineering – 0.2%
ACS Actividades de Construccion y Servicios SA	565	$20,312
AECOM	341	28,317
Bouygues SA	491	17,168
Eiffage SA	190	18,034
Epiroc AB - Class A	1,699	32,259
Epiroc AB - Class B	1,005	16,077
Ferrovial SE(b)	1,313	40,121
Kajima Corp.	1,003	16,327
Obayashi Corp.	1,584	13,939
Quanta Services, Inc.	375	70,151
Shimizu Corp.	1,417	9,843
Skanska AB - Class B	877	14,401
Stantec, Inc.(b)	286	18,557
Taisei Corp.	400	14,079
Vinci SA	1,371	151,675
WSP Global, Inc.(b)	322	45,446

		526,706

Electrical Equipment – 0.5%
ABB Ltd. (REG)	4,126	147,270
AMETEK, Inc.	595	87,917
Eaton Corp. PLC	1,028	219,252
Emerson Electric Co.	1,474	142,344
Fuji Electric Co., Ltd.	330	14,862
Generac Holdings, Inc.(a)	161	17,542
Hubbell, Inc.	139	43,564
Legrand SA	688	63,218
Mitsubishi Electric Corp.	4,958	61,253
Nidec Corp.	1,083	50,006
Prysmian SpA	677	27,174
Rockwell Automation, Inc.	297	84,903
Schneider Electric SE	1,404	231,368
Sensata Technologies Holding PLC	394	14,901
Siemens Energy AG(a)	1,340	17,464
Vestas Wind Systems A/S(a)	2,604	55,710

		1,278,748

Ground Transportation – 0.7%
Aurizon Holdings Ltd.	4,747	10,614
Canadian National Railway Co.	1,452	157,243
Canadian Pacific Kansas City Ltd. (Canada)(b)	2,402	178,543
Central Japan Railway Co.	2,035	49,487
CSX Corp.	5,283	162,452
East Japan Railway Co.(b)	793	45,381
Grab Holdings Ltd. - Class A(a)	4,203	14,879
Hankyu Hanshin Holdings, Inc.	538	18,357
JB Hunt Transport Services, Inc.	214	40,343
Keio Corp.(b)	216	7,426
Keisei Electric Railway Co., Ltd.	251	8,694
Kintetsu Group Holdings Co., Ltd.(b)	428	12,135
Knight-Swift Transportation Holdings, Inc.	415	20,812
MTR Corp., Ltd.	3,764	14,869
Norfolk Southern Corp.	588	115,795
Odakyu Electric Railway Co., Ltd.(b)	726	10,848
Old Dominion Freight Line, Inc.	255	104,331
TFI International, Inc.(b)	199	25,558
Tobu Railway Co., Ltd.	482	12,388

Company	Shares	U.S. $ Value

Tokyu Corp.	1,253	$14,446
U-Haul Holding Co. (Non-Voting)	250	13,097
Uber Technologies, Inc.(a)	4,698	216,061
Union Pacific Corp.	1,573	320,310
West Japan Railway Co.	548	22,677

		1,596,746

Industrial Conglomerates – 0.6%
3M Co.	1,423	133,221
CK Hutchison Holdings Ltd.	6,047	32,104
DCC PLC	255	14,277
General Electric Co.	2,809	310,535
Hikari Tsushin, Inc.	86	13,097
Hitachi Ltd.	2,422	150,110
Honeywell International, Inc.	1,717	317,199
Investment AB Latour - Class B(b)	381	6,696
Jardine Cycle & Carriage Ltd.	1,000	23,314
Jardine Matheson Holdings Ltd.	640	29,659
Keppel Corp., Ltd.	2,974	14,768
Lifco AB - Class B	601	10,513
Siemens AG (REG)	1,961	280,244
Smiths Group PLC	902	17,759
Toshiba Corp.(a) (b)	1,045	32,178

		1,385,674

Machinery – 1.2%
Alfa Laval AB	746	25,556
Alstom SA	738	17,540
Atlas Copco AB - Class A	6,928	93,048
Atlas Copco AB - Class B	4,026	47,084
Caterpillar, Inc.	1,330	363,090
CNH Industrial NV	2,639	32,037
Cummins, Inc.	366	83,616
Daifuku Co., Ltd.	706	13,327
Daimler Truck Holding AG	1,273	44,077
Deere & Co.	719	271,336
Dover Corp.	361	50,363
FANUC Corp.	2,370	61,638
Fortive Corp.	912	67,634
GEA Group AG	395	14,557
Graco, Inc.	434	31,630
Hitachi Construction Machinery Co., Ltd.	258	7,829
Hoshizaki Corp.(b)	202	7,012
Husqvarna AB - Class B(b)	901	6,876
IDEX Corp.	195	40,564
Illinois Tool Works, Inc.	784	180,563
Indutrade AB	704	13,002
Ingersoll Rand, Inc.	1,043	66,460
Knorr-Bremse AG	187	11,855
Komatsu Ltd.	2,300	62,034
Kone Oyj - Class B	877	36,957
Kubota Corp.	2,551	37,527
Kurita Water Industries Ltd.(b)	279	9,709
Makita Corp.	495	12,206
Metso Oyj(b)	1,710	17,933
MINEBEA MITSUMI, Inc.	933	15,201
MISUMI Group, Inc.	730	11,368
Mitsubishi Heavy Industries Ltd.	863	48,135

Company	Shares	U.S. $ Value

NGK Insulators Ltd.	596	$7,899
Nordson Corp.	133	29,682
PACCAR, Inc.	1,348	114,607
Parker-Hannifin Corp.	331	128,931
Pentair PLC	425	27,519
Rational AG	14	8,858
Sandvik AB	2,750	50,601
Schindler Holding AG	105	20,916
Schindler Holding AG (REG)	61	11,737
Seatrium Ltd.(a)	113,843	11,132
SKF AB - Class B	878	14,576
SMC Corp.	210	94,135
Snap-on, Inc.	137	34,943
Spirax-Sarco Engineering PLC	191	22,109
Stanley Black & Decker, Inc.	392	32,763
Techtronic Industries Co., Ltd.	3,244	31,316
Toro Co. (The)	268	22,271
Toyota Industries Corp.	406	31,958
VAT Group AG(c)	70	24,979
Volvo AB - Class A	516	10,716
Volvo AB - Class B	3,892	80,166
Wartsila OYJ Abp(b)	1,221	13,839
Westinghouse Air Brake Technologies Corp.	464	49,309
Xylem, Inc./NY	618	56,257

		2,732,983

Marine Transportation – 0.1%
AP Moller - Maersk A/S - Class A	8	14,158
AP Moller - Maersk A/S - Class B	13	23,386
Kawasaki Kisen Kaisha Ltd.(b)	300	10,238
Kuehne & Nagel International AG (REG)	141	40,062
Mitsui OSK Lines Ltd.(b)	817	22,450
Nippon Yusen KK(b)	1,189	30,872
SITC International Holdings Co., Ltd.	3,000	5,034

		146,200

Passenger Airlines – 0.0%
Air Canada(a) (b)	453	6,464
ANA Holdings, Inc.(a)	395	8,270
Delta Air Lines, Inc.	415	15,355
Deutsche Lufthansa AG (REG)(a)	1,541	12,194
Japan Airlines Co., Ltd.	358	6,956
Qantas Airways Ltd.(a)	2,179	7,213
Singapore Airlines Ltd.(b)	2,936	13,850
Southwest Airlines Co.	383	10,368

		80,670

Professional Services – 0.6%
Adecco Group AG (REG)(b)	412	16,922
Automatic Data Processing, Inc.	1,066	256,458
BayCurrent Consulting, Inc.	300	9,997
Booz Allen Hamilton Holding Corp.	338	36,933
Broadridge Financial Solutions, Inc.	305	54,610
Bureau Veritas SA	760	18,845
Ceridian HCM Holding, Inc.(a)	380	25,783
Clarivate PLC(a) (b)	871	5,844

Company	Shares	U.S. $ Value

Computershare Ltd.	1,479	$24,647
Equifax, Inc.	317	58,068
Experian PLC	2,373	77,615
Intertek Group PLC	416	20,804
Jacobs Solutions, Inc.	327	44,636
Leidos Holdings, Inc.	336	30,966
Paychex, Inc.	837	96,531
Paycom Software, Inc.	135	35,002
Paylocity Holding Corp.(a)	116	21,077
Persol Holdings Co., Ltd.	4,810	7,813
Randstad NV	285	15,745
Recruit Holdings Co., Ltd.	3,686	112,773
RELX PLC (London)	4,884	164,786
Robert Half, Inc.	278	20,372
SGS SA (REG)	387	32,479
SS&C Technologies Holdings, Inc.	578	30,368
Teleperformance SE	153	19,210
Thomson Reuters Corp.(b)	410	50,157
TransUnion	498	35,751
Verisk Analytics, Inc.	374	88,354
Wolters Kluwer NV(b)	664	80,394

		1,492,940

Trading Companies & Distributors – 0.5%
AerCap Holdings NV(a)	398	24,943
Ashtead Group PLC	1,130	68,526
Beijer Ref AB(b)	992	10,437
Brenntag SE	379	29,326
Bunzl PLC	871	31,020
Fastenal Co.	1,474	80,539
Ferguson PLC	528	86,840
ITOCHU Corp.(b)	3,001	108,378
Marubeni Corp.	3,708	57,801
Mitsubishi Corp.	2,911	138,710
Mitsui & Co., Ltd.	3,331	120,815
MonotaRO Co., Ltd.	632	6,738
Reece Ltd.(b)	583	6,940
Sumitomo Corp.	2,689	53,667
Toromont Industries Ltd.(b)	212	17,266
Toyota Tsusho Corp.	592	34,819
United Rentals, Inc.	178	79,133
Watsco, Inc.(b)	87	32,862
WW Grainger, Inc.	117	80,945

		1,069,705

Transportation Infrastructure – 0.1%
Aena SME SA(c)	194	29,193
Aeroports de Paris SA	77	9,081
Auckland International Airport Ltd.	3,229	15,308
Getlink SE	922	14,698
Transurban Group	7,945	64,558

		132,838

		15,154,370

Company	Shares	U.S. $ Value

Communication Services – 4.4%
Diversified Telecommunication Services – 0.8%
AT&T, Inc.	18,439	$276,954
BCE, Inc.(b)	188	7,177
BT Group PLC	16,656	23,653
Cellnex Telecom SA(c)	1,457	50,677
Charter Communications, Inc. - Class A(a)	253	111,274
Comcast Corp. - Class A	10,728	475,680
Deutsche Telekom AG (REG)	8,360	175,366
Elisa Oyj	367	17,019
HKT Trust & HKT Ltd.	9,744	10,161
Infrastrutture Wireless Italiane SpA(b) (c)	866	10,290
Koninklijke KPN NV	8,330	27,445
Liberty Global PLC - Class C(a) (b)	635	11,786
Nippon Telegraph & Telephone Corp.	77,075	91,229
Orange SA	4,802	55,080
Quebecor, Inc. - Class B(b)	397	8,508
Singapore Telecommunications Ltd.	20,333	35,991
Sirius XM Holdings, Inc.(b)	1,995	9,017
Spark New Zealand Ltd.	4,758	13,698
Swisscom AG (REG)	67	39,784
Telecom Italia SpA/Milano(a) (b)	25,701	8,015
Telefonica Deutschland Holding AG	2,301	4,115
Telefonica SA(b)	13,349	54,535
Telenor ASA	1,804	20,458
Telia Co. AB	6,085	12,552
Telstra Group Ltd.	10,431	25,771
TELUS Corp.	1,214	19,824
Verizon Communications, Inc.	10,843	351,422
Washington H Soul Pattinson & Co., Ltd.(b)	605	12,621

		1,960,102

Entertainment – 0.7%
Activision Blizzard, Inc.	2,028	189,882
Bollore SE	1,903	10,214
Capcom Co., Ltd.	468	16,844
Electronic Arts, Inc.	667	80,307
Koei Tecmo Holdings Co., Ltd.	246	3,495
Konami Group Corp.(b)	230	12,127
Liberty Media Corp-Liberty Formula One - Class C(a)	510	31,773
Live Nation Entertainment, Inc.(a)	415	34,461
Netflix, Inc.(a)	1,147	433,107
Nexon Co., Ltd.	840	15,010
Nintendo Co., Ltd.	2,660	110,531
ROBLOX Corp. - Class A(a) (b)	1,084	31,393
Roku, Inc.(a)	318	22,447
Sea Ltd. (ADR)(a)	944	41,489
Square Enix Holdings Co., Ltd.	218	7,470
Take-Two Interactive Software, Inc.(a)	437	61,350
Toho Co., Ltd./Tokyo	296	10,098
Universal Music Group NV(b)	2,113	55,141
Walt Disney Co. (The)(a)	4,713	381,989
Warner Bros Discovery, Inc.(a)	5,969	64,823

		1,613,951

Company	Shares	U.S. $ Value

Interactive Media & Services – 2.4%
Adevinta ASA(a)	751	$7,399
Alphabet, Inc. - Class A(a)	15,324	2,005,299
Alphabet, Inc. - Class C(a)	13,636	1,797,907
Auto Trader Group PLC(c)	2,369	17,800
Match Group, Inc.(a)	718	28,128
Meta Platforms, Inc. - Class A(a)	5,706	1,712,998
Pinterest, Inc. - Class A(a)	1,532	41,410
REA Group Ltd.(b)	137	13,530
Scout24 SE(c)	193	13,382
SEEK Ltd.(b)	918	12,969
Snap, Inc. - Class A(a)	2,620	23,344
Z Holdings Corp.(b)	6,835	18,961
ZoomInfo Technologies, Inc.(a)	674	11,054

		5,704,181

Media – 0.2%
CyberAgent, Inc.	1,104	5,943
Dentsu Group, Inc.	426	12,529
Fox Corp. - Class A	694	21,653
Fox Corp. - Class B	364	10,512
Hakuhodo DY Holdings, Inc.(b)	481	3,951
Informa PLC	3,610	32,964
Interpublic Group of Cos., Inc. (The)	995	28,517
Liberty Broadband Corp. - Class C(a)	309	28,218
Liberty Media Corp-Liberty SiriusXM - Class A(a)	423	10,769
News Corp. - Class A	982	19,699
Omnicom Group, Inc.	515	38,357
Paramount Global - Class B	1,260	16,254
Publicis Groupe SA	590	44,659
Trade Desk, Inc. (The) - Class A(a)	1,147	89,638
Vivendi SE	1,746	15,292
WPP PLC	2,772	24,697

		403,652

Wireless Telecommunication Services – 0.3%
KDDI Corp.	3,768	115,340
Rogers Communications, Inc. - Class B	915	35,131
SoftBank Corp.	7,387	83,608
SoftBank Group Corp.	2,662	112,138
T-Mobile US, Inc.(a)	1,393	195,090
Tele2 AB - Class B	1,377	10,531
Vodafone Group PLC	59,312	55,599

		607,437

		10,289,323

Consumer Staples – 4.3%
Beverages – 1.0%
Anheuser-Busch InBev SA/NV	2,240	124,177
Asahi Group Holdings Ltd.	1,164	43,481

Company	Shares	U.S. $ Value

Brown-Forman Corp. - Class B	798	$46,037
Budweiser Brewing Co. APAC Ltd.(c)	4,137	8,130
Carlsberg AS - Class B	254	32,025
Coca-Cola Co. (The)	10,597	593,220
Coca-Cola Europacific Partners PLC	533	33,302
Coca-Cola HBC AG(a)	569	15,559
Constellation Brands, Inc. - Class A	426	107,066
Davide Campari-Milano NV(b)	1,348	15,869
Diageo PLC	5,796	213,687
Heineken Holding NV	334	25,171
Heineken NV	743	65,504
Keurig Dr Pepper, Inc.	2,353	74,284
Kirin Holdings Co., Ltd.	1,928	26,993
Molson Coors Beverage Co. - Class B	490	31,159
Monster Beverage Corp.(a)	2,025	107,224
PepsiCo, Inc.	3,551	601,681
Pernod Ricard SA	528	87,907
Remy Cointreau SA	59	7,193
Suntory Beverage & Food Ltd.	338	10,286
Treasury Wine Estates Ltd.	1,861	14,696

		2,284,651

Consumer Staples Distribution & Retail – 1.0%
Aeon Co., Ltd.	1,625	32,188
Albertsons Cos., Inc. - Class A	816	18,564
Alimentation Couche-Tard, Inc.	2,015	102,334
Carrefour SA	1,541	26,467
Coles Group Ltd.	3,248	32,418
Costco Wholesale Corp.	1,143	645,749
Dollar General Corp.	566	59,883
Dollar Tree, Inc.(a)	540	57,483
Empire Co., Ltd. - Class A	374	10,174
Endeavour Group Ltd./Australia(b)	3,695	12,475
George Weston Ltd.	161	17,855
HelloFresh SE(a)	400	11,886
J Sainsbury PLC	4,273	13,159
Jeronimo Martins SGPS SA	730	16,394
Kesko Oyj - Class B	704	12,613
Kobe Bussan Co., Ltd.(b)	296	6,930
Koninklijke Ahold Delhaize NV(b)	2,505	75,500
Kroger Co. (The)	1,759	78,715
Loblaw Cos., Ltd.	412	35,004
MatsukiyoCocokara & Co.	900	16,122
Metro, Inc./CN	598	31,057
Ocado Group PLC(a) (b)	1,493	10,855
Seven & i Holdings Co., Ltd.	1,912	74,855
Sysco Corp.	1,307	86,327
Target Corp.	1,191	131,689
Tesco PLC	18,489	59,470
Walgreens Boots Alliance, Inc.	1,892	42,078
Walmart, Inc.	3,820	610,933
Welcia Holdings Co., Ltd.	240	4,145
Woolworths Group Ltd.(b)	3,143	75,247

		2,408,569

Company	Shares	U.S. $ Value

Food Products – 0.9%
Ajinomoto Co., Inc.	1,158	$44,651
Archer-Daniels-Midland Co.	1,405	105,965
Associated British Foods PLC	896	22,511
Barry Callebaut AG (REG)	10	15,902
Bunge Ltd.	389	42,109
Campbell Soup Co.	500	20,540
Chocoladefabriken Lindt & Spruengli AG(b)	3	33,338
Chocoladefabriken Lindt & Spruengli AG (REG)	1	109,496
Conagra Brands, Inc.	1,230	33,727
Danone SA	1,661	91,617
Darling Ingredients, Inc.(a)	412	21,506
General Mills, Inc.	1,509	96,561
Hershey Co. (The)	380	76,030
Hormel Foods Corp.	775	29,473
J M Smucker Co. (The)	263	32,325
JDE Peet’s NV(b)	324	9,050
Kellogg Co.	707	42,074
Kerry Group PLC - Class A	411	34,341
Kikkoman Corp.	337	17,663
Kraft Heinz Co. (The)	2,215	74,513
Lamb Weston Holdings, Inc.	376	34,765
Lotus Bakeries NV	2	16,261
McCormick & Co., Inc./MD	648	49,015
MEIJI Holdings Co., Ltd.	540	13,421
Mondelez International, Inc. - Class A	3,513	243,802
Mowi ASA	1,121	19,814
Nestle SA (REG)	6,887	779,581
Nissin Foods Holdings Co., Ltd.	164	13,627
Orkla ASA	1,937	14,467
Salmar ASA	187	9,471
Saputo, Inc.(b)	649	13,570
Tyson Foods, Inc. - Class A	737	37,211
WH Group Ltd.(c)	21,359	11,180
Wilmar International Ltd.	4,113	11,193
Yakult Honsha Co., Ltd.	684	16,612

		2,237,382

Household Products – 0.6%
Church & Dwight Co., Inc.	630	57,727
Clorox Co. (The)	319	41,808
Colgate-Palmolive Co.	2,033	144,567
Essity AB - Class B	1,571	33,882
Henkel AG & Co. KGaA	268	16,898
Henkel AG & Co. KGaA (Preference Shares)	437	31,118
Kimberly-Clark Corp.	870	105,139
Procter & Gamble Co. (The)	6,080	886,829
Reckitt Benckiser Group PLC	1,851	130,534
Unicharm Corp.(b)	994	35,146

		1,483,648

Personal Care Products – 0.4%
Beiersdorf AG	260	33,537
Estee Lauder Cos., Inc. (The) - Class A	598	86,441
Haleon PLC	14,291	59,237
Kao Corp.	1,193	44,219
Kenvue, Inc.	3,951	79,336
Kobayashi Pharmaceutical Co., Ltd.	138	6,155
Kose Corp.	96	6,958
L’Oreal SA	623	258,179

Company	Shares	U.S. $ Value

Shiseido Co., Ltd.(b)	963	$33,748
Unilever PLC (London)	6,487	320,891

		928,701

Tobacco – 0.4%
Altria Group, Inc.	4,604	193,598
British American Tobacco PLC	5,479	172,033
Imperial Brands PLC	2,226	45,158
Japan Tobacco, Inc.	3,090	71,095
Philip Morris International, Inc.	4,004	370,690

		852,574

		10,195,525

Energy – 3.1%
Energy Equipment & Services – 0.2%
Baker Hughes Co.	2,611	92,221
Halliburton Co.	2,327	94,243
Schlumberger NV	3,676	214,311
Tenaris SA	1,218	19,239

		420,014

Oil, Gas & Consumable Fuels – 2.9%
Aker BP ASA	815	22,504
Ampol Ltd.	614	13,256
APA Corp.	796	32,716
ARC Resources Ltd.(b)	1,573	25,108
BP PLC	44,756	288,494
Cameco Corp.	1,117	44,318
Canadian Natural Resources Ltd.	2,856	184,702
Cenovus Energy, Inc.(b)	3,693	76,892
Cheniere Energy, Inc.	627	104,057
Chesapeake Energy Corp.(b)	294	25,352
Chevron Corp.	4,680	789,142
ConocoPhillips	3,121	373,896
Coterra Energy, Inc.	1,953	52,829
Devon Energy Corp.	1,655	78,943
Diamondback Energy, Inc.	444	68,767
Enbridge, Inc.	5,222	173,202
ENEOS Holdings, Inc.(b)	7,337	28,879
Eni SpA(b)	6,095	97,909
EOG Resources, Inc.	1,509	191,281
EQT Corp.	933	37,861
Equinor ASA	2,323	76,129
Exxon Mobil Corp.	10,427	1,226,007
Galp Energia SGPS SA	1,269	18,796
Hess Corp.	713	109,089
HF Sinclair Corp.	397	22,601
Idemitsu Kosan Co., Ltd.	424	9,720
Imperial Oil Ltd.(b)	527	32,460
Inpex Corp.	2,418	36,266
Keyera Corp.(b)	591	13,876
Kinder Morgan, Inc.	5,202	86,249
Marathon Oil Corp.	1,593	42,613
Marathon Petroleum Corp.	1,095	165,717
Neste Oyj(b)	1,091	36,951
Occidental Petroleum Corp.	1,725	111,918

Company	Shares	U.S. $ Value

OMV AG	380	$18,150
ONEOK, Inc.	1,154	73,198
Ovintiv, Inc. (New York)	641	30,492
Parkland Corp.	362	10,589
Pembina Pipeline Corp.	1,419	42,667
Phillips 66	1,184	142,258
Pioneer Natural Resources Co.	603	138,419
Repsol SA	3,294	54,183
Santos Ltd.	8,377	42,229
Shell PLC	17,292	548,056
Suncor Energy, Inc.	3,401	116,960
Targa Resources Corp.	554	47,489
TC Energy Corp.(b)	2,625	90,273
Texas Pacific Land Corp.	16	29,177
TotalEnergies SE	5,800	381,346
Tourmaline Oil Corp.(b)	831	41,818
Valero Energy Corp.	933	132,215
Williams Cos., Inc. (The)	3,142	105,854
Woodside Energy Group Ltd.	4,897	113,860

		6,857,733

		7,277,747

Materials – 2.4%
Chemicals – 1.2%
Air Liquide SA	1,351	227,551
Air Products and Chemicals, Inc.	573	162,388
Akzo Nobel NV	440	31,723
Albemarle Corp.	303	51,522
Arkema SA	155	15,258
Asahi Kasei Corp.	3,175	19,985
BASF SE	2,305	104,336
Celanese Corp.(b)	267	33,514
CF Industries Holdings, Inc.	503	43,127
Chr Hansen Holding A/S	272	16,639
Clariant AG (REG)(a)	556	8,766
Corteva, Inc.	1,833	93,776
Covestro AG(a) (c)	498	26,780
Croda International PLC	360	21,503
Dow, Inc.	1,824	94,045
DSM-Firmenich AG	480	40,561
DuPont de Nemours, Inc.	1,184	88,315
Eastman Chemical Co.	307	23,553
Ecolab, Inc.	661	111,973
EMS-Chemie Holding AG (REG)	19	12,875
Evonik Industries AG	540	9,850
FMC Corp.	323	21,631
Givaudan SA (REG)	24	78,140
ICL Group Ltd.	1,995	11,009
IMCD NV(b)	147	18,586
International Flavors & Fragrances, Inc.	658	44,856
Johnson Matthey PLC	473	9,364
JSR Corp.	412	11,053
Linde PLC	1,259	468,789
LyondellBasell Industries NV - Class A	671	63,544
Mitsubishi Chemical Group Corp.(b)	3,205	20,192
Mitsui Chemicals, Inc.	440	11,400
Mosaic Co. (The)	856	30,474

Company	Shares	U.S. $ Value

Nippon Paint Holdings Co., Ltd.(b)	2,422	$16,266
Nippon Sanso Holdings Corp.(b)	350	8,287
Nissan Chemical Corp.	297	12,625
Nitto Denko Corp.(b)	414	27,148
Novozymes A/S - Class B	527	21,204
Nutrien Ltd.(b)	1,280	79,048
OCI NV	272	7,564
Orica Ltd.	1,174	11,706
PPG Industries, Inc.	607	78,789
RPM International, Inc.	333	31,572
Sherwin-Williams Co. (The)	632	161,192
Shin-Etsu Chemical Co., Ltd.	4,645	134,917
Sika AG (REG)	378	95,770
Solvay SA	191	21,107
Sumitomo Chemical Co., Ltd.	3,572	9,716
Symrise AG	343	32,653
Toray Industries, Inc.	3,553	18,486
Tosoh Corp.	616	7,898
Umicore SA	540	12,785
Wacker Chemie AG	47	6,712
Westlake Corp.	99	12,342
Yara International ASA	427	16,123

		2,850,988

Construction Materials – 0.1%
CRH PLC (London)	1,872	103,211
Heidelberg Materials AG	374	28,966
Holcim AG	1,344	86,028
James Hardie Industries PLC(a)	1,135	29,684
Martin Marietta Materials, Inc.	160	65,677
Vulcan Materials Co.	344	69,495

		383,061

Containers & Packaging – 0.1%
Amcor PLC	3,795	34,762
Avery Dennison Corp.	209	38,178
Ball Corp.	811	40,371
CCL Industries, Inc. - Class B	384	16,118
Crown Holdings, Inc.	310	27,429
International Paper Co.	850	30,149
Packaging Corp. of America	232	35,624
Sealed Air Corp.	372	12,224
SIG Group AG(a)	788	19,413
Smurfit Kappa Group PLC	671	22,290
Westrock Co.	660	23,628

		300,186

Metals & Mining – 0.9%
Agnico Eagle Mines Ltd.	1,269	57,664
Anglo American PLC	3,277	89,985
Antofagasta PLC	1,017	17,655
ArcelorMittal SA	1,319	33,023
Barrick Gold Corp. (Toronto)	4,527	65,759
BHP Group Ltd.	13,066	367,034
BlueScope Steel Ltd.	1,175	14,551
Boliden AB	705	20,231
Cleveland-Cliffs, Inc.(a)	1,328	20,757

Company	Shares	U.S. $ Value

Endeavour Mining PLC	478	$9,227
First Quantum Minerals Ltd.	1,519	35,888
Fortescue Metals Group Ltd.(b)	4,367	58,051
Franco-Nevada Corp.	495	66,084
Freeport-McMoRan, Inc.	3,697	137,861
Glencore PLC	27,166	154,697
IGO Ltd.(b)	1,757	14,100
Ivanhoe Mines Ltd. - Class A(a) (b)	1,571	13,463
JFE Holdings, Inc.(b)	1,178	17,251
Kinross Gold Corp.	3,166	14,429
Lundin Mining Corp.	1,694	12,634
Mineral Resources Ltd.(b)	451	19,367
Newcrest Mining Ltd.	2,306	36,335
Newmont Corp. (New York)	2,050	75,748
Nippon Steel Corp.(b)	2,195	51,425
Norsk Hydro ASA	3,422	21,414
Northern Star Resources Ltd.(b)	2,966	19,695
Nucor Corp.	648	101,315
Pan American Silver Corp.(b)	940	13,606
Pilbara Minerals Ltd.(b)	6,960	18,988
Reliance Steel & Aluminum Co.	152	39,859
Rio Tinto Ltd.(b)	958	69,098
Rio Tinto PLC	2,904	182,349
South32 Ltd.	11,724	25,315
Steel Dynamics, Inc.	414	44,389
Sumitomo Metal Mining Co., Ltd.	572	16,797
Teck Resources Ltd. - Class B	1,175	50,573
voestalpine AG	299	8,140
Wheaton Precious Metals Corp.	1,168	47,399

		2,062,156

Paper & Forest Products – 0.1%
Holmen AB - Class B	242	9,407
Mondi PLC	1,252	20,886
Oji Holdings Corp.	2,181	9,176
Stora Enso Oyj - Class R(b)	1,500	18,800
Svenska Cellulosa AB SCA - Class B(b)	1,562	21,387
UPM-Kymmene Oyj	1,376	47,115
West Fraser Timber Co., Ltd.	147	10,672

		137,443

		5,733,834

Utilities – 1.5%
Electric Utilities – 0.9%
Acciona SA(b)	64	8,151
Alliant Energy Corp.	648	31,396
American Electric Power Co., Inc.	1,328	99,892
BKW AG	55	9,682
Chubu Electric Power Co., Inc.	1,639	20,864
CK Infrastructure Holdings Ltd.	903	4,261
CLP Holdings Ltd.	3,629	26,796
Constellation Energy Corp.	837	91,300
Duke Energy Corp.	1,988	175,461
Edison International	988	62,531
EDP - Energias de Portugal SA	8,094	33,654
Elia Group SA/NV	76	7,437

Company	Shares	U.S. $ Value

Emera, Inc.(b)	704	$24,578
Endesa SA	819	16,668
Enel SpA	20,978	128,653
Entergy Corp.	546	50,505
Evergy, Inc.	592	30,014
Eversource Energy	900	52,335
Exelon Corp.	2,565	96,931
FirstEnergy Corp.	1,403	47,955
Fortis, Inc./Canada(b)	1,249	47,440
Fortum Oyj(b)	1,157	13,418
Hydro One Ltd.(b) (c)	849	21,615
Iberdrola SA	15,703	175,629
Kansai Electric Power Co., Inc. (The)(b)	1,771	24,519
Mercury NZ Ltd.	1,788	6,533
NextEra Energy, Inc.	5,219	298,997
NRG Energy, Inc.	593	22,842
Origin Energy Ltd.	4,443	25,018
Orsted AS(c)	488	26,549
PG&E Corp.(a)	4,890	78,876
Power Assets Holdings Ltd.	2,858	13,803
PPL Corp.	1,901	44,788
Redeia Corp. SA	1,046	16,455
Southern Co. (The)	2,813	182,057
SSE PLC	2,812	55,105
Terna - Rete Elettrica Nazionale(b)	3,629	27,295
Tokyo Electric Power Co. Holdings, Inc.(a)	3,884	17,325
Verbund AG	176	14,318
Xcel Energy, Inc.	1,420	81,252

		2,212,898

Gas Utilities – 0.1%
AltaGas Ltd.(b)	726	13,924
APA Group	3,248	17,279
Atmos Energy Corp.	373	39,512
Enagas SA	641	10,615
Hong Kong & China Gas Co., Ltd.	28,787	20,030
Naturgy Energy Group SA(b)	325	8,842
Osaka Gas Co., Ltd.	940	15,467
Snam SpA(b)	5,201	24,404
Tokyo Gas Co., Ltd.	950	21,539

		171,612

Independent Power and Renewable Electricity Producers – 0.1%
AES Corp. (The)	1,726	26,235
Brookfield Renewable Corp. - Class A	349	8,354
Corp. ACCIONA Energias Renovables SA(b)	169	4,353
EDP Renovaveis SA(b)	792	12,971
Meridian Energy Ltd.	3,331	10,244
Northland Power, Inc.(b)	651	10,602
RWE AG	1,631	60,542
Vistra Corp.	865	28,701

		162,002

Company	Shares	U.S. $ Value

Multi-Utilities – 0.3%
Algonquin Power & Utilities Corp.(b)	1,687	$9,986
Ameren Corp.	677	50,660
Canadian Utilities Ltd. - Class A	338	7,142
CenterPoint Energy, Inc.	1,627	43,685
Centrica PLC	14,352	26,995
CMS Energy Corp.	752	39,939
Consolidated Edison, Inc.	894	76,464
Dominion Energy, Inc.	2,156	96,308
DTE Energy Co.	532	52,817
E.ON SE	5,790	68,472
Engie SA	4,711	72,249
National Grid PLC	9,497	113,578
NiSource, Inc.	1,065	26,284
Public Service Enterprise Group, Inc.	1,287	73,243
Sembcorp Industries Ltd.	2,000	7,434
Sempra	1,623	110,413
Veolia Environnement SA	1,752	50,643
WEC Energy Group, Inc.	814	65,568

		991,880

Water Utilities – 0.1%
American Water Works Co., Inc.	502	62,163
Essential Utilities, Inc.	647	22,211
Severn Trent PLC	650	18,756
United Utilities Group PLC	1,758	20,314

		123,444

		3,661,836

Real Estate – 1.4%
Diversified REITs – 0.0%
Daiwa House REIT Investment Corp.	7	12,350
GPT Group (The)(b)	4,940	12,302
Land Securities Group PLC	1,817	13,024
Mirvac Group(b)	10,177	13,833
Nomura Real Estate Master Fund, Inc.(a)	13	14,560
Stockland	6,157	15,410
WP Carey, Inc.	552	29,852

		111,331

Health Care REITs – 0.1%
Healthcare Realty Trust, Inc.	982	14,995
Healthpeak Properties, Inc.	1,410	25,888
Ventas, Inc.	1,032	43,478
Welltower, Inc.	1,282	105,021

		189,382

Hotel & Resort REITs – 0.0%
Host Hotels & Resorts, Inc.	1,834	29,472

Industrial REITs – 0.2%
CapitaLand Ascendas REIT	8,639	17,327
GLP J-Reit	13	11,619
Goodman Group(b)	4,373	59,936
Mapletree Logistics Trust	8,093	9,921
Nippon Prologis REIT, Inc.(a)	6	11,202
Prologis, Inc.	2,382	267,284
Segro PLC	3,000	26,232
Warehouses De Pauw CVA	427	10,553

		414,074

Company	Shares	U.S. $ Value

Office REITs – 0.1%
Alexandria Real Estate Equities, Inc.	424	$42,443
Boston Properties, Inc.	384	22,840
Covivio SA/France	130	5,766
Dexus	2,774	12,931
Gecina SA	119	12,133
Japan Real Estate Investment Corp.	4	15,587
Nippon Building Fund, Inc.	5	20,248

		131,948

Real Estate Management & Development – 0.3%
Azrieli Group Ltd.	109	5,595
Capitaland Investment Ltd./Singapore(b)	6,504	14,696
CBRE Group, Inc. - Class A(a)	802	59,236
City Developments Ltd.	1,050	5,067
CK Asset Holdings Ltd.	5,031	26,426
CoStar Group, Inc.(a)	1,054	81,042
Daito Trust Construction Co., Ltd.	183	19,276
Daiwa House Industry Co., Ltd.	1,444	38,756
ESR Group Ltd.(c)	4,748	6,638
Fastighets AB Balder - Class B(a) (b)	1,681	7,536
FirstService Corp.(b)	104	15,127
Hang Lung Properties Ltd.	4,030	5,514
Henderson Land Development Co., Ltd.	2,938	7,715
Hongkong Land Holdings Ltd.	2,395	8,541
Hulic Co., Ltd.(b)	901	8,079
LEG Immobilien SE(a)	191	13,135
Lendlease Corp., Ltd.(b)	1,778	8,154
Mitsubishi Estate Co., Ltd.	2,835	36,985
Mitsui Fudosan Co., Ltd.	2,269	49,972
New World Development Co., Ltd.	3,625	7,028
Nomura Real Estate Holdings, Inc.	231	5,799
Sagax AB - Class B	508	9,650
Sino Land Co., Ltd.	9,242	10,394
Sumitomo Realty & Development Co., Ltd.	656	17,031
Sun Hung Kai Properties Ltd.	3,616	38,583
Swire Pacific Ltd. - Class A	435	2,930
Swire Properties Ltd.	2,422	5,037
Swiss Prime Site AG (REG)	198	18,127
Unibail-Rodamco-Westfield(a)	305	14,998
UOL Group Ltd.	370	1,731
Vonovia SE	1,891	45,305
Wharf Real Estate Investment Co., Ltd.	3,876	14,938
Zillow Group, Inc. - Class C(a)	396	18,279

		627,320

Residential REITs – 0.2%
American Homes 4 Rent - Class A	838	28,232
AvalonBay Communities, Inc.	367	63,028
Camden Property Trust	276	26,104
Canadian Apartment Properties REIT	211	7,003
Equity LifeStyle Properties, Inc.	456	29,052
Equity Residential	928	54,483

Company		Shares	U.S. $ Value

Essex Property Trust, Inc.		166	$35,207
Invitation Homes, Inc.		1,578	50,007
Mid-America Apartment Communities, Inc.		301	38,724
Sun Communities, Inc.		321	37,987
UDR, Inc.		806	28,750

			398,577

Retail REITs – 0.1%
CapitaLand Integrated Commercial Trust		13,593	18,344
Japan Metropolitan Fund Invest		21	13,619
Kimco Realty Corp.		1,598	28,109
Klepierre SA(a)		554	13,565
Link REIT		6,173	30,183
Mapletree Pan Asia Commercial Trust		5,196	5,423
Realty Income Corp.		1,736	86,696
Regency Centers Corp.		429	25,500
RioCan Real Estate Investment Trust		379	5,042
Scentre Group		13,387	21,036
Simon Property Group, Inc.		844	91,177
Vicinity Ltd.		9,980	10,816

			349,510

Specialized REITs – 0.4%
American Tower Corp.		1,202	197,669
Crown Castle, Inc.		1,119	102,982
Digital Realty Trust, Inc.		752	91,007
Equinix, Inc.		242	175,755
Extra Space Storage, Inc.		545	66,261
Gaming and Leisure Properties, Inc.		677	30,837
Iron Mountain, Inc.		752	44,706
Public Storage		409	107,780
SBA Communications Corp.		280	56,048
VICI Properties, Inc.		2,590	75,369
Weyerhaeuser Co.		1,888	57,886

			1,006,300

			3,257,914

Total Common Stocks (cost $82,470,841)			140,353,395

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 35.3%
United States – 35.3%
U.S. Treasury Bonds
1.25%, 05/15/2050	$	552	259,926
2.25%, 08/15/2046		3,477	2,199,682
2.25%, 08/15/2049		287	178,299
2.25%, 02/15/2052		2,286	1,400,226
2.375%, 11/15/2049		584	372,711
2.375%, 05/15/2051		1,859	1,177,497
2.50%, 02/15/2045		288	194,939
2.50%, 05/15/2046		42	28,275
2.75%, 08/15/2047		143	99,840
2.875%, 05/15/2043		300	221,536
2.875%, 08/15/2045		2,897	2,095,635

	Principal Amount (000)		U.S. $ Value

2.875%, 11/15/2046	$	187	$133,740
2.875%, 05/15/2049		313	223,079
2.875%, 05/15/2052		417	295,501
3.00%, 05/15/2045		265	196,514
3.00%, 02/15/2047		238	174,190
3.00%, 05/15/2047		409	299,684
3.00%, 02/15/2048		350	255,828
3.00%, 08/15/2048		792	578,081
3.00%, 02/15/2049		257	187,311
3.125%, 02/15/2043		521	402,326
3.50%, 02/15/2039		12	10,526
3.625%, 08/15/2043		1,869	1,557,445
3.625%, 05/15/2053		867	716,983
3.75%, 11/15/2043		48	40,433
4.00%, 11/15/2052		208	183,968
4.25%, 05/15/2039		134	125,960
4.375%, 11/15/2039		502	477,325
4.375%, 08/15/2043		128	119,620
4.50%, 08/15/2039		179	172,961
4.75%, 02/15/2037		465	472,817
5.25%, 11/15/2028		1,257	1,288,613
5.375%, 02/15/2031		359	375,275
5.50%, 08/15/2028		762	787,542
6.00%, 02/15/2026		1,336	1,360,744
6.125%, 11/15/2027		1,389	1,460,831
6.25%, 05/15/2030		374	407,753
6.875%, 08/15/2025		471	483,703
U.S. Treasury Notes
0.25%, 08/31/2025		1,391	1,268,979
0.25%, 09/30/2025		1,168	1,062,516
0.375%, 01/31/2026		2,433	2,190,350
0.50%, 02/28/2026		1,120	1,007,820
0.625%, 05/15/2030		934	722,665
0.625%, 08/15/2030		997	765,428
0.75%, 04/30/2026		908	817,819
0.75%, 05/31/2026		1,952	1,752,386
0.75%, 08/31/2026		1,015	903,737
0.875%, 09/30/2026		1,513	1,350,027
1.00%, 07/31/2028		2,116	1,785,122
1.125%, 10/31/2026		1,163	1,041,975
1.25%, 12/31/2026		919	822,865
1.375%, 11/15/2031		73	56,822
1.50%, 08/15/2026		1,541	1,404,718
1.50%, 02/15/2030		523	433,597
1.625%, 02/15/2026		2,203	2,040,529
1.625%, 08/15/2029		937	795,448
1.625%, 05/15/2031		3,081	2,501,387
1.75%, 11/15/2029		984	837,254
1.875%, 02/15/2032		1,787	1,451,937
2.00%, 08/15/2025		811	765,953
2.00%, 11/15/2026		4,808	4,422,793
2.125%, 05/15/2025		2,550	2,428,000
2.25%, 11/15/2025		909	859,004
2.25%, 08/15/2027		2,292	2,094,399
2.25%, 11/15/2027		3,588	3,263,762
2.375%, 05/15/2027		4,367	4,027,967
2.375%, 05/15/2029		1,327	1,179,460
2.625%, 12/31/2023		1,672	1,660,406
2.625%, 02/15/2029		451	407,743

	Principal Amount (000)		U.S. $ Value

2.75%, 02/15/2024	$	3,213	$3,180,665
2.75%, 02/15/2028		129	119,047
2.75%, 08/15/2032		949	821,428
2.875%, 05/15/2028		400	370,965
2.875%, 05/15/2032		2,242	1,968,319
3.125%, 11/15/2028		912	849,207
3.125%, 08/31/2029		727	669,927
3.375%, 05/15/2033		1,329	1,205,199
3.50%, 04/30/2028		794	757,125
3.50%, 02/15/2033		1,420	1,303,385
3.625%, 03/31/2028		1,209	1,158,934
3.875%, 08/15/2033		289	273,245
4.00%, 06/30/2028		694	675,371
4.125%, 10/31/2027		603	589,889
4.125%, 11/15/2032		787	758,823
4.375%, 08/31/2028		1,306	1,292,853

Total Governments - Treasuries (cost $94,820,221)			83,134,569

	Notional Amount

PURCHASED OPTIONS - PUTS – 0.4%
Options on Equity Indices – 0.4%
Euro STOXX 50 Index Expiration: Jul 2024; Contracts: 1,060; Exercise Price: EUR 3,750.00; Counterparty: UBS AG(a)	EUR	3,975,000	125,473
FTSE 100 Index Expiration: Jul 2024; Contracts: 230; Exercise Price: GBP 6,600.00; Counterparty: UBS AG(a)	GBP	1,518,000	28,274
Nikkei 225 Index Expiration: Sep 2024; Contracts: 14,000; Exercise Price: JPY 26,500.00; Counterparty: UBS AG(a)	JPY	371,000,000	72,374
S&P 500 Index Expiration: Jul 2024; Contracts: 8,300; Exercise Price: USD 3,850.00; Counterparty: UBS AG(a)	USD	31,955,000	811,140

Total Purchased Options - Puts (premiums paid $900,356)			1,037,261

	Shares

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc., expiring 03/31/2040(a) (b) (d) (e) (cost $0)		52	0

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 4.1%
Investment Companies – 4.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(f) (g) (h) (cost $9,723,074)	9,723,074	$9,723,074

Total Investments Before Security Lending Collateral for Securities Loaned – 99.3% (cost $187,914,492)		234,248,299

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(f) (g) (h) (cost $1,358,364)	1,358,364	1,358,364

Total Investments – 99.9% (cost $189,272,856)(i)		235,606,663
Other assets less liabilities – 0.1%		129,363

Net Assets – 100.0%		$235,736,026

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	4	December 2023	$339,054	$(9,136)
Euro STOXX 50 Index Futures	33	December 2023	1,466,744	16,996
FTSE 100 Index Futures	3	December 2023	280,782	3,255
MSCI EAFE Futures	1	December 2023	102,075	(2,007)
Nikkei 225 (OSE) Futures	2	December 2023	426,392	(11,424)
S&P 500 E-Mini Futures	47	December 2023	10,164,925	(365,295)
S&P/TSX 60 Index Futures	4	December 2023	692,833	(21,349)
TOPIX Index Futures	9	December 2023	1,399,324	(17,810)
U.S. T-Note 2 Yr (CBT) Futures	57	December 2023	11,554,523	(22,018)
U.S. T-Note 5 Yr (CBT) Futures	13	December 2023	1,369,672	(4,082)
U.S. T-Note 10 Yr (CBT) Futures	115	December 2023	12,427,188	(225,133)
U.S. Ultra Bond (CBT) Futures	38	December 2023	4,510,125	(331,373)
Sold Contracts
MSCI Singapore IX ETS Futures	1	October 2023	20,896	(360)
OMXS 30 Index Futures	3	October 2023	59,311	714
SPI 200 Futures	21	December 2023	2,391,870	54,253

				$(934,769)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	1,888	EUR	1,740	10/12/2023	$(47,859)
Bank of America, NA	JPY	263,009	USD	1,787	10/19/2023	22,643
Bank of America, NA	NZD	1,359	USD	804	10/27/2023	(10,380)
Bank of America, NA	AUD	3,515	USD	2,245	11/08/2023	(17,141)
Bank of America, NA	CHF	3,609	USD	4,047	11/16/2023	85,776
Bank of America, NA	USD	811	CHF	724	11/16/2023	(16,316)
Bank of America, NA	USD	644	NOK	6,937	12/07/2023	5,623
Barclays Bank PLC	CAD	3,920	USD	2,915	10/27/2023	27,774
Barclays Bank PLC	NZD	4,099	USD	2,410	10/27/2023	(47,372)
Barclays Bank PLC	USD	571	NZD	962	10/27/2023	5,013
Barclays Bank PLC	USD	1,133	GBP	914	11/17/2023	(17,120)
BNP Paribas SA	EUR	4,495	USD	4,826	10/12/2023	72,376
BNP Paribas SA	USD	1,274	JPY	187,083	10/19/2023	(19,205)
BNP Paribas SA	NZD	962	USD	573	10/27/2023	(2,943)
Goldman Sachs Bank USA	USD	662	EUR	599	10/12/2023	(27,539)
Goldman Sachs Bank USA	CAD	1,160	USD	851	10/27/2023	(3,674)
Goldman Sachs Bank USA	USD	2,268	AUD	3,515	11/08/2023	(5,277)
Goldman Sachs Bank USA	USD	760	SEK	8,330	12/07/2023	4,599
HSBC Bank USA	AUD	2,899	USD	1,877	11/08/2023	10,186
JPMorgan Chase Bank, NA	USD	2,625	GBP	2,106	11/17/2023	(54,273)
Morgan Stanley Capital Services, Inc.	EUR	3,606	USD	3,969	10/12/2023	155,483
Morgan Stanley Capital Services, Inc.	USD	2,272	EUR	2,061	10/12/2023	(92,983)
Morgan Stanley Capital Services, Inc.	USD	3,316	JPY	475,563	10/19/2023	(125,345)
Morgan Stanley Capital Services, Inc.	USD	857	CAD	1,160	10/27/2023	(2,239)
Morgan Stanley Capital Services, Inc.	USD	3,243	NZD	5,458	10/27/2023	28,495
Morgan Stanley Capital Services, Inc.	CHF	690	USD	759	11/16/2023	2,052
Morgan Stanley Capital Services, Inc.	USD	3,212	SEK	35,412	12/07/2023	38,279
State Street Bank & Trust Co.	EUR	253	USD	268	10/12/2023	0
State Street Bank & Trust Co.	USD	1,042	EUR	946	10/12/2023	(41,245)
State Street Bank & Trust Co.	JPY	79,430	USD	540	10/19/2023	6,810
State Street Bank & Trust Co.	NZD	345	USD	204	10/27/2023	(2,626)
State Street Bank & Trust Co.	USD	105	NZD	176	10/27/2023	463
State Street Bank & Trust Co.	AUD	656	USD	425	11/08/2023	2,800
State Street Bank & Trust Co.	AUD	642	USD	411	11/08/2023	(2,619)
State Street Bank & Trust Co.	USD	423	AUD	656	11/08/2023	(59)
State Street Bank & Trust Co.	GBP	183	USD	223	11/17/2023	(535)

						$(68,378)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 41, 5 Year Index, 12/20/2028*	5.00%	Quarterly	4.79%	USD	4,690	$44,217	$40,315	$3,902

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	110	12/15/2023	$(675)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2023, the aggregate market value of these securities amounted to $517,539 or 0.2% of net assets.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	Affiliated investments.
(i)

As of September 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $65,642,978 and gross unrealized depreciation of investments was $(20,309,091), resulting in net unrealized appreciation of $45,333,887.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

NOK – Norwegian Krone

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

EAFE – Europe, Australia, and Far East

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

September 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$27,672,076	$2,911,965	$—		$30,584,041
Financials	13,753,416	7,125,462	—		20,878,878
Health Care	13,052,810	4,197,432	—		17,250,242
Consumer Discretionary	10,765,664	4,537,552	—		15,303,216
Industrials	9,189,043	5,965,327	—		15,154,370
Communication Services	8,758,641	1,530,682	—		10,289,323
Consumer Staples	6,466,450	3,729,075	—		10,195,525
Energy	5,471,780	1,805,967	—		7,277,747
Materials	2,896,205	2,837,629	—		5,733,834
Utilities	2,423,732	1,238,104	—		3,661,836
Equity Real Estate Investment Trusts (REITs)	2,315,316	861,556	—		3,176,872
Pharmaceuticals & Biotechnology	—	766,469	—		766,469
Real Estate Management & Development	81,042	—	—		81,042
Governments - Treasuries	—	83,134,569	—		83,134,569
Purchased Options - Puts	—	1,037,261	—		1,037,261
Warrants	—	—	0	(a)	—
Short-Term Investments	9,723,074	—	—		9,723,074
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,358,364	—	—		1,358,364

Total Investments in Securities	113,927,613	121,679,050	0	(a)	235,606,663
Other Financial Instruments(b):
Assets:
Futures	75,218	—	—		75,218
Forward Currency Exchange Contracts	—	468,372	—		468,372
Centrally Cleared Credit Default Swaps	—	44,217	—		44,217
Liabilities:
Futures	(1,009,987)	—	—		(1,009,987)
Forward Currency Exchange Contracts	—	(536,750)	—		(536,750)
Total Return Swaps	—	(675)	—		(675)

Total	$112,992,844	$121,654,214	$0	(a)	$234,647,058

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2023 is as follows:

Portfolio	Market Value 12/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,658	$38,079	$32,014	$9,723	$143
Government Money Market Portfolio*	165	10,081	8,888	1,358	28
Total	$3,823	$48,160	$40,902	$11,081	$171

*	Investments of cash collateral for securities lending transactions.